Nationwide Life Insurance Company • Nationwide Variable Account

Prospectus supplement dated October 27, 2011 to
prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying investment option under your contract.  Effective immediately, the name of the investment option has been updated as indicated below:

CURRENT NAME	UPDATED NAME
Aberdeen U.S. Equity I Fund – Institutional Service Class	Aberdeen U.S. Equity Fund – Institutional Service Class